Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (calculated as provided in Item 402(v) of Regulation S-K) and certain financial performance of the Company. For further information concerning the CHC Committee’s compensation philosophy, including the pay for performance pillar of that philosophy, and how the CHC Committee aligns executive compensation with the Company’s performance, see “Executive Compensation – Compensation Discussion and Analysis.”

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO ($)	Compensation actually paid to PEO ($)(1)	Average summary compensation table total for non-PEO named executive officers ($)(2)	Average compensation actually paid to non-PEO named executive officers ($)(2)(3)	Total shareholder return(4)	Peer group total shareholder return(5)	Net Income ($ mil.) (6)	Adjusted EBITDA ($ mil.)(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	13,655,346	19,183,372	5,348,618	6,928,885	55	78	(1,374)	2,202
Trans	774,244	(6,991,872)	445,052	(2,150,363)	49	91	(229)	536
2021	26,377,162	23,074,107	10,881,003	8,995,352	67	94	(2,319)	2,049
(1)
To calculate the compensation actually paid (CAP) to Mr. Schroeter, our principal executive officer (PEO) in each of the periods presented, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total ($)	Deductions: Stock Award and Option Award Amounts Presented in SCT ($)(a)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(b)	CAP ($)
2023	13,655,346	10,500,025	16,028,051	19,183,372
Trans	774,244	—	(7,766,116)	(6,991,872)
2021	26,377,162	23,048,128	19,745,073	23,074,107
(a)	Reflects the following amounts:

Year	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
2023	10,500,025	—	10,500,025
Trans	—	—	0
2021	18,849,141	4,198,987	23,048,128
(b)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- or period-end fair value of any equity awards granted in the applicable year or period that are outstanding and unvested as of the end of the year or period; (ii) the amount of change as of the end of the applicable year or period (from the end of the prior fiscal year or period) in fair value of any awards granted in prior years or periods that are outstanding and unvested as of the end of the applicable year or period; (iii) for awards that are granted and vest in same applicable year or period, if any, the fair value as of the vesting date; (iv) for awards granted in prior years or periods that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year or period) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year or period prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Current Year/Period Equity Awards at Year/Period End ($)	Change in Value of Prior Years’ Awards Unvested at Year/Period End ($)	Vesting Date Fair Value of Current Year/ Period Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested in Year/Period ($)	Prior Year-End Fair Value of Prior Year Awards that Failed to Vest During Year/ Period ($)	Dollar Value of Dividends Paid During Year/Period ($)	Equity Value Included in CAP ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (b) + (c) + (d) + (e) - (f) + (g)
2023	15,165,473	1,635,418	—	(772,840)	—	—	16,028,051
Trans	—	(7,766,116)	—	—	—	—	(7,766,116)
2021	19,745,073	—	—	—		—	19,745,073
(2)	The non-PEO named executive officers included Messrs. Wyshner, Keinan, and Sebold and Ms. Charbonnier for each of the periods indicated.
(3)
To calculate the average compensation actually paid (CAP) to the non-PEO named executive officers, the following amounts were deducted from and added to the average Summary Compensation Table (SCT) total compensation:

Year	Average SCT Total ($)	Deductions: Average Stock Award and Option Award Amounts Presented in SCT ($)(a)	Additions: Average Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(b)	CAP ($)
2023	5,348,618	3,525,024	5,105,291	6,928,885
Trans	445,052	—	(2,595,415)	(2,150,363)
2021	10,881,003	8,476,027	6,590,376	8,995,352
(a)	Reflects the following amounts:

Year	Average Stock Awards	Average Option Awards	Total Deductions
2023	3,525,024	—	3,525,024
Trans	—	—	0
2021	7,066,364	1,409,663	8,476,027
(b)	Reflects the following amounts:

Year	Average Fair Value of Current Year/Period Unvested Equity Awards at Year/ Period End ($)	Average Change in Value of Prior Years’ Awards Unvested at Year/ Period End ($)	Average Vesting Date Fair Value of Current Year/ Period Equity Awards ($)	Average Change in Value of Prior Years’ Awards that Vested in Year/ Period ($)	Average Prior Year-End Fair Value of Prior Year Awards that Failed to Vest During Year/ Period ($)	Average Dollar Value of Dividends Paid During Year/ Period ($)	Equity Value Included in Average CAP ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (b) + (c) + (d) + (e) - (f) + (g)
2023	4,731,195	588,814	—	(214,718)	—	—	5,105,291
Trans	—	(2,594,197)	—	(1,219)	—	—	(2,595,415)
2021	6,635,965	(45,590)	—	—	—	—	6,590,376
(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period is November 4, 2021, the date our stock commenced regular-way trading on the NYSE.

(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 400 IT Sector GICS Level 1 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report for the fiscal year ended March 31, 2023.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year or period.
(7)	Adjusted EBITDA is defined in “Executive Compensation — Compensation Discussion and Analysis — Annual Cash Bonus.”

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	The non-PEO named executive officers included Messrs. Wyshner, Keinan, and Sebold and Ms. Charbonnier for each of the periods indicated.

Peer Group Issuers, Footnote [Text Block]
(5)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 400 IT Sector GICS Level 1 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Annual Report for the fiscal year ended March 31, 2023.

PEO Total Compensation Amount	$ 774,244	$ 13,655,346	$ 26,377,162
PEO Actually Paid Compensation Amount	(6,991,872)	$ 19,183,372	23,074,107
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
To calculate the compensation actually paid (CAP) to Mr. Schroeter, our principal executive officer (PEO) in each of the periods presented, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total ($)	Deductions: Stock Award and Option Award Amounts Presented in SCT ($)(a)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(b)	CAP ($)
2023	13,655,346	10,500,025	16,028,051	19,183,372
Trans	774,244	—	(7,766,116)	(6,991,872)
2021	26,377,162	23,048,128	19,745,073	23,074,107
(a)	Reflects the following amounts:

Year	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
2023	10,500,025	—	10,500,025
Trans	—	—	0
2021	18,849,141	4,198,987	23,048,128
(b)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- or period-end fair value of any equity awards granted in the applicable year or period that are outstanding and unvested as of the end of the year or period; (ii) the amount of change as of the end of the applicable year or period (from the end of the prior fiscal year or period) in fair value of any awards granted in prior years or periods that are outstanding and unvested as of the end of the applicable year or period; (iii) for awards that are granted and vest in same applicable year or period, if any, the fair value as of the vesting date; (iv) for awards granted in prior years or periods that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year or period) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year or period prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Current Year/Period Equity Awards at Year/Period End ($)	Change in Value of Prior Years’ Awards Unvested at Year/Period End ($)	Vesting Date Fair Value of Current Year/ Period Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested in Year/Period ($)	Prior Year-End Fair Value of Prior Year Awards that Failed to Vest During Year/ Period ($)	Dollar Value of Dividends Paid During Year/Period ($)	Equity Value Included in CAP ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (b) + (c) + (d) + (e) - (f) + (g)
2023	15,165,473	1,635,418	—	(772,840)	—	—	16,028,051
Trans	—	(7,766,116)	—	—	—	—	(7,766,116)
2021	19,745,073	—	—	—		—	19,745,073

Non-PEO NEO Average Total Compensation Amount	445,052	$ 5,348,618	10,881,003
Non-PEO NEO Average Compensation Actually Paid Amount	(2,150,363)	$ 6,928,885	8,995,352
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
To calculate the average compensation actually paid (CAP) to the non-PEO named executive officers, the following amounts were deducted from and added to the average Summary Compensation Table (SCT) total compensation:

Year	Average SCT Total ($)	Deductions: Average Stock Award and Option Award Amounts Presented in SCT ($)(a)	Additions: Average Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(b)	CAP ($)
2023	5,348,618	3,525,024	5,105,291	6,928,885
Trans	445,052	—	(2,595,415)	(2,150,363)
2021	10,881,003	8,476,027	6,590,376	8,995,352
(a)	Reflects the following amounts:

Year	Average Stock Awards	Average Option Awards	Total Deductions
2023	3,525,024	—	3,525,024
Trans	—	—	0
2021	7,066,364	1,409,663	8,476,027
(b)	Reflects the following amounts:

Year	Average Fair Value of Current Year/Period Unvested Equity Awards at Year/ Period End ($)	Average Change in Value of Prior Years’ Awards Unvested at Year/ Period End ($)	Average Vesting Date Fair Value of Current Year/ Period Equity Awards ($)	Average Change in Value of Prior Years’ Awards that Vested in Year/ Period ($)	Average Prior Year-End Fair Value of Prior Year Awards that Failed to Vest During Year/ Period ($)	Average Dollar Value of Dividends Paid During Year/ Period ($)	Equity Value Included in Average CAP ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h) = (b) + (c) + (d) + (e) - (f) + (g)
2023	4,731,195	588,814	—	(214,718)	—	—	5,105,291
Trans	—	(2,594,197)	—	(1,219)	—	—	(2,595,415)
2021	6,635,965	(45,590)	—	—	—	—	6,590,376

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationships Between Compensation Actually Paid and Company Performance
In executing on its pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table. In addition, the CHC Committee seeks to balance risk by tying incentives to both short-term and long-term performance goals, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid vs. Net Income [Text Block]
Relationships Between Compensation Actually Paid and Company Performance
In executing on its pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table. In addition, the CHC Committee seeks to balance risk by tying incentives to both short-term and long-term performance goals, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationships Between Compensation Actually Paid and Company Performance
In executing on its pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table. In addition, the CHC Committee seeks to balance risk by tying incentives to both short-term and long-term performance goals, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]
Relationships Between Compensation Actually Paid and Company Performance
In executing on its pay for performance philosophy, the CHC Committee uses several performance measures to align executive compensation with Company performance, not all of which are presented in the Pay versus Performance table. In addition, the CHC Committee seeks to balance risk by tying incentives to both short-term and long-term performance goals, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative TSR

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program is based on the CHC Committee’s philosophy to pay for performance by making the majority of the executive compensation opportunity performance-based and tied to the Company’s business results and individual performance, align our executives’ interests with those of our stockholders and pay competitively. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on the goals of balancing risk while rewarding our NEOs for delivering financial, operating and strategic performance aligned with the Company’s business strategy and stockholder interests. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for fiscal 2023, to the Company’s performance are as follows:
•	Adjusted EBITDA (as defined in “Executive Compensation — Compensation Discussion and Analysis — Annual Cash Bonus”)
•	Revenue
•	Adjusted Operating Cash Flow (as defined in “Executive Compensation — Compensation Discussion and Analysis — Long-Term Equity Incentives”)
•	Signings (as defined in “Executive Compensation — Compensation Discussion and Analysis — Long-Term Equity Incentives”)
•	Relative TSR (the Company’s TSR as compared to the companies in the S&P 400 Mid-Cap Index)

Total Shareholder Return Amount	49	$ 55	67
Peer Group Total Shareholder Return Amount	91	78	94
Net Income (Loss)	$ (229,000,000)	$ (1,374,000,000)	$ (2,319,000,000)
Company Selected Measure Amount	536,000,000	2,202,000,000	2,049,000,000
PEO Name	Mr. Schroeter	Mr. Schroeter	Mr. Schroeter
Additional 402(v) Disclosure [Text Block]
Due to our change in fiscal year-end, the Pay vs. Performance Table and preceding charts include a three month transition period from January 1, 2022 through March 31, 2022. Compensation Actually Paid and Company performance during the transition period is not comparable to fiscal 2021 or fiscal 2023 because it represents a shorter time period.
PEO and non-PEO CAP for fiscal 2021 is greater than fiscal 2023 due to one-time equity awards provided to each of our NEOs in connection with our spin-off from IBM (as described in greater detail in our 2022 proxy statement “Executive Compensation—Compensation Discussion and Analysis—Long-Term Equity Incentives”). The awards were granted outside of our annual compensation program. They consisted of 1/3 of PSUs linked to achievement of share price hurdles, 1/3 of stock options, and 1/3 of RSUs. None of the Spin-off PSUs have been earned as of the end of fiscal 2023.
The change in PEO and non-PEO CAP in each period reflected in the preceding charts is directionally correlated to our TSR and stock price because a significant majority of NEO compensation is granted in the form of equity compensation.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(7)	Adjusted EBITDA is defined in “Executive Compensation — Compensation Discussion and Analysis — Annual Cash Bonus.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Signings
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Stock Award and Option Award Amounts Presented in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (10,500,025)	$ (23,048,128)
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(10,500,025)	(18,849,141)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(4,198,987)
PEO [Member] | Value of Stock and Option Awards Calculated in Accordance with SEC Methodology for Determining CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,766,116)	16,028,051	19,745,073
PEO [Member] | Fair Value of Current Year/Period Equity Awards at Year/Period End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	15,165,473	19,745,073
PEO [Member] | Change in Value of Prior Years' Awards Unvested at Year/Period End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,766,116)	1,635,418	0
PEO [Member] | Vesting Date Fair Value of Current Year/ Period Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Prior Years' Awards that Vested in Year/Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(772,840)	0
PEO [Member] | Prior Year-End Fair Value of Prior Year Awards that Failed to Vest during Year/ Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dollar Value of Dividends Paid during Year/Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Award and Option Award Amounts Presented in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,525,024)	(8,476,027)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,525,024)	(7,066,364)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,409,663)
Non-PEO NEO [Member] | Value of Stock and Option Awards Calculated in Accordance with SEC Methodology for Determining CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,595,415)	5,105,291	6,590,376
Non-PEO NEO [Member] | Fair Value of Current Year/Period Equity Awards at Year/Period End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	4,731,195	6,635,965
Non-PEO NEO [Member] | Change in Value of Prior Years' Awards Unvested at Year/Period End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,594,197)	588,814	(45,590)
Non-PEO NEO [Member] | Vesting Date Fair Value of Current Year/ Period Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Prior Years' Awards that Vested in Year/Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,219)	(214,718)	0
Non-PEO NEO [Member] | Prior Year-End Fair Value of Prior Year Awards that Failed to Vest during Year/ Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dollar Value of Dividends Paid during Year/Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0